Leases (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Interest paid	R$ 1,001,311	R$ 599,296
Lease liability	2,929,449
Contract cancellation penalties	R$ 755,000
Average incremental rate	13.24%	8.94%
Rental expense	R$ 40,723	R$ 36,310
Two Sales Agreements [Member] | T I M Celular S A [Member]
IfrsStatementLineItems [Line Items]
Maximum number of towers owned | Number	6,481
Owned amount of telecommunications towers	R$ 3,000,000
L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
Finance lease liabilities interest rate	14.44%
Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Sales	R$ 2,651,247
Deferred revenue	R$ 1,088,390
Sale Of Towers [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Finance lease liabilities interest rate	11.01%
Sale Of Towers [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Finance lease liabilities interest rate	17.08%
L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables interest rate	12.56%